UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2006

Item 1. Reports to Stockholders

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.743119.106 451517.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to November 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period * June 1, 2006 to November 30, 2006
Actual	$ 1,000.00	$ 1,026.80	$ .05
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.02	$ .05

* Expenses are equal to the Fund's annualized expense ratio of .0095%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/06	% of fund's investments 5/31/06	% of fund's investments 11/30/05
0 - 30	95.6	96.2	98.1
31 - 90	2.1	0.5	1.1
91 - 180	1.2	0.6	0.0
181 - 397	1.1	2.7	0.8
Weighted Average Maturity
	11/30/06	5/31/06	11/30/05
Fidelity Securities Lending Cash Central Fund	7 Days	9 Days	4 Days
All Taxable Money Market Funds Average *	41 Days	36 Days	37 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2006	As of May 31, 2006
Government Securities 5.0%	Government Securities 3.8%
Repurchase Agreements 95.4%	Repurchase Agreements 96.7%
Net Other Assets ** (0.4)%	Net Other Assets ** (0.5)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 5.0%
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Fannie Mae - 0.7%
3/30/07	5.26 to 5.27%	$ 100,000,000	$ 98,339,785

Federal Home Loan Bank - 2.8%
12/6/06 to 9/14/07	5.21 to 5.56 (b)	387,675,000	387,521,048

Freddie Mac - 1.5%
12/1/06 to 1/18/07	4.71 to 5.11	208,949,000	208,012,708

TOTAL FEDERAL AGENCIES			693,873,541
Repurchase Agreements - 95.4%
	Maturity Amount
In a joint trading account at 5.32% dated 11/30/06 due 12/1/06:
(Collateralized by U.S. Government Obligations) #	$ 11,367,567,302	11,365,887,000
(Collateralized by U.S. Government Obligations) #	404,645,814	404,586,000
With:
Barclays Capital, Inc. At 5.35%, dated 11/30/06 due 12/1/06 (Collateralized by Corporate Obligations and Mortgage Loan Obligations valued at $687,480,001, 4.48% - 8.5%, 5/30/07 - 10/1/50)	674,100,164	674,000,000
Merrill Lynch, Pierce, Fenner & Smith At 5.35%, dated 11/30/06 due 12/1/06 (Collateralized by Mortgage Loan Obligations valued at $704,637,944, 1.7% - 8%, 7/15/09 - 4/25/44)	674,100,211	674,000,000
UBS Warburg LLC At 5.29%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $199,949,096, 5.5% - 7%, 12/1/23 - 2/15/34) (b)(c)	205,401,463	195,000,000
TOTAL REPURCHASE AGREEMENTS		13,313,473,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $14,007,346,541)		14,007,346,541
NET OTHER ASSETS - (0.4)%		(54,285,835)
NET ASSETS - 100%		$ 13,953,060,706
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,365,887,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 412,613,092
BNP Paribas Securities Corp.	116,907,043
Banc of America Securities LLC	3,592,231,587
Bank of America, NA	687,688,487
Barclays Capital, Inc.	3,202,774,341
Citigroup Global Markets, Inc.	825,226,184
Countrywide Securities Corp.	946,762,746
Societe Generale, New York Branch	275,075,395
UBS Securities LLC	1,100,301,579
WestLB AG	206,306,546
$ 11,365,887,000
$404,586,000 due 12/01/06 at 5.32%
BNP Paribas Securities Corp.	$ 90,683,069
Banc of America Securities LLC	76,731,828
Credit Suisse Securities (USA) LLC	125,561,172
UBS Securities LLC	111,609,931
$ 404,586,000
Income Tax Information
At May 31, 2006, the fund had a capital loss carryforward of approximately $488,972 of which $37,595, $349,485 and $101,892 will expire on May 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $13,313,473,000) - See accompanying schedule: Unaffiliated issuers (cost $14,007,346,541)		$ 14,007,346,541
Cash		279
Interest receivable		7,363,776
Total assets		14,014,710,596

Liabilities
Distributions payable	$ 61,551,532
Other affiliated payables	79,054
Other payables and accrued expenses	19,304
Total liabilities		61,649,890

Net Assets		$ 13,953,060,706
Net Assets consist of:
Paid in capital		$ 13,953,536,677
Undistributed net investment income		12,974
Accumulated undistributed net realized gain (loss) on investments		(488,945)
Net Assets, for 13,953,482,807 shares outstanding		$ 13,953,060,706
Net Asset Value, offering price and redemption price per share ($13,953,060,706 ÷ 13,953,482,807 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2006 (Unaudited)

Investment Income
Interest		$ 322,642,344

Expenses
Accounting fees and expenses	$ 436,031
Custodian fees and expenses	7,555
Independent trustees' compensation	23,149
Audit	17,057
Legal	1,762
Interest	79,777
Miscellaneous	15,377
Total expenses before reductions	580,708
Expense reductions	(366)	580,342
Net investment income		322,062,002
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		27
Net increase in net assets resulting from operations		$ 322,062,029

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2006 (Unaudited)	Year ended May 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 322,062,002	$ 377,966,382
Net realized gain (loss)	27	112,936
Net increase in net assets resulting from operations	322,062,029	378,079,318
Distributions to shareholders from net investment income	(322,036,850)	(377,984,055)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	44,450,054,584	79,349,380,493
Cost of shares redeemed	(44,128,090,541)	(75,466,145,842)
Net increase (decrease) in net assets and shares resulting from share transactions	321,964,043	3,883,234,651
Total increase (decrease) in net assets	321,989,222	3,883,329,914

Net Assets
Beginning of period	13,631,071,484	9,747,741,570
End of period (including undistributed net investment income of $12,974 and distributions in excess of net investment income of $12,178, respectively)	$ 13,953,060,706	$ 13,631,071,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2006	Years ended May 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.027	.041	.020	.011	.016	.025
Distributions from net investment income	(.027)	(.041)	(.020)	(.011)	(.016)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	2.68%	4.17%	2.04%	1.11%	1.59%	2.57%
Ratios to Average Net AssetsD
Expenses before reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01% A	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01% A	.01%	.01%	.01%	.01%	.01%
Net investment income	5.29% A	4.28%	2.13%	1.10%	1.53%	2.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,953,061	$ 13,631,071	$ 9,747,742	$ 7,949,808	$ 4,286,512	$ 3,829,173

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 14,007,346,541

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $51,296,308. The weighted average interest rate was 4.31%. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays FSC the fees for maintaining the accounting records of the Fund.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $366.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Securities Lending Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.734025.106 451552.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to November 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period* June 1, 2006 to November 30, 2006
Actual	$ 1,000.00	$ 1,018.40	$ .04
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.03	$ .04

* Expenses are equal to the Fund's annualized expense ratio of .0073%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/06	% of fund's investments 5/31/06	% of fund's investments 11/30/05
0 - 30	99.7	99.7	100.0
31 - 90	0.0	0.3	0.0
91 - 180	0.3	0.0	0.0
Weighted Average Maturity
	11/30/06	5/31/06	11/30/05
Fidelity Municipal Cash Central Fund	6 Days	5 Days	4 Days
All Tax-Free Money Market Funds Average*	25 Days	20 Days	29 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2006	As of May 31, 2006
Variable Rate Demand Notes (VRDNs) 100.0%	Variable Rate Demand Notes (VRDNs) 99.5%
Commercial Paper (including CP Mode) 0.4%	Commercial Paper (including CP Mode) 0.3%
Tender Bonds 0.3%	Tender Bonds 0.0%
Net Other Assets** (0.7)%	Net Other Assets 0.2%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.7%
	Principal Amount	Value (Note 1)
Alabama - 1.7%
Decatur Indl. Dev. Board Solid Waste Disp. Rev. (Amoco Chemical Co. Proj.) Series 1995, 3.7% (BP PLC Guaranteed), VRDN (c)(d)	$ 2,825,000	$ 2,825,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 3.73%, VRDN (c)(d)	9,500,000	9,500,000
		12,325,000
Alaska - 1.6%
Alaska Intl. Arpts. Revs. Series 2006 C, 3.5% (MBIA Insured), VRDN (c)(d)	12,000,000	12,000,000
Arizona - 3.9%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(d)	6,100,000	6,100,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.71%, LOC KBC Bank NV, VRDN (c)(d)	6,790,000	6,790,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.65%, tender 12/1/06, CP mode (d)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 3.55%, LOC Fannie Mae, VRDN (c)(d)	4,200,325	4,200,325
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.55% (Liquidity Facility Morgan Stanley) (c)(d)(e)	700,000	700,000
Phoenix & Pima County Participating VRDN Series LB 06 P29U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	1,875,000	1,875,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MT 247, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(e)	3,180,000	3,180,000
Tuscon Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	2,990,000	2,990,000
		28,835,325
Arkansas - 1.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.55%, LOC Fannie Mae, VRDN (c)(d)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arkansas - continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 1139, 3.55% (Liquidity Facility Morgan Stanley) (c)(d)(e)	$ 6,200,000	$ 6,200,000
Series ROC II R121, 3.55% (Liquidity Facility Citibank NA) (c)(d)(e)	2,990,000	2,990,000
		10,190,000
California - 0.3%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 3.87%, VRDN (c)(d)	500,000	500,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 3.85%, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
		1,925,000
Colorado - 2.3%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	1,100,000	1,100,000
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.65%, LOC JPMorgan Chase Bank, VRDN (c)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 3.55%, LOC Wachovia Bank NA, VRDN (c)(d)	1,700,000	1,700,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series PT 688, 3.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(d)(e)	6,235,000	6,235,000
Series PT 920, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	2,840,000	2,840,000
Series 2000 C, 3.53% (MBIA Insured), VRDN (c)(d)	1,600,000	1,600,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series MS 997, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)	1,720,000	1,720,000
El Paso County Co. Single Family Mtg. Rev. Participating VRDN Series MS 1136, 3.55% (Liquidity Facility Morgan Stanley) (c)(d)(e)	1,068,500	1,068,500
		17,263,500
Delaware - 1.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.66%, VRDN (c)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1999 A, 3.68%, VRDN (c)	$ 500,000	$ 500,000
Series 1999 B, 3.7%, VRDN (c)(d)	1,100,000	1,100,000
		7,300,000
District Of Columbia - 1.1%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 05 5, 3.6% (Liquidity Facility Bank of New York, New York) (c)(d)(e)	3,400,000	3,400,000
Metropolitan Washington Arpt. Auth. Sys. Rev. Participating VRDN:
Series PT 1991, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	3,160,000	3,160,000
Series ROC II R195, 3.55% (Liquidity Facility Citibank NA) (c)(d)(e)	1,500,000	1,500,000
		8,060,000
Florida - 1.9%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 17, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	1,000,000	1,000,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.63% (Liquidity Facility Bank of New York, New York) (c)(d)(e)	960,000	960,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2002 E, 3.5% (FSA Insured), VRDN (c)(d)	2,800,000	2,800,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 3.58%, LOC SunTrust Banks, Inc., VRDN (c)(d)	2,500,000	2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	2,405,000	2,405,000
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 2355, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	3,375,000	3,375,000
Sunshine State Govt. Fing. Commission Rev. Series 1986, 3.67% (AMBAC Insured), VRDN (c)	1,050,000	1,050,000
		14,090,000
Georgia - 7.3%
Atlanta Arpt. Rev. Participating VRDN:
MOTC PA 1329R, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	4,260,000	4,260,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Atlanta Arpt. Rev. Participating VRDN: - continued
Series PT 901, 3.55% (Liquidity Facility BNP Paribas SA) (c)(d)(e)	$ 6,525,000	$ 6,525,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(d)	2,500,000	2,500,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 3.8%, VRDN (c)(d)	5,200,000	5,200,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 3.56%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(d)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.62%, LOC Gen. Elec. Cap. Corp., VRDN (c)(d)	5,800,000	5,800,000
Series 2000 C, 3.62%, LOC Gen. Elec. Cap. Corp., VRDN (c)(d)	5,300,000	5,300,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.59%, LOC Comerica Bank, Detroit, VRDN (c)(d)	1,085,000	1,085,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(d)	1,900,000	1,900,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(d)	2,160,000	2,160,000
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 3.53%, LOC Bank of America NA, VRDN (c)(d)	1,410,000	1,410,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 3.58%, LOC Wachovia Bank NA, VRDN (c)(d)	4,515,000	4,515,000
		53,605,000
Hawaii - 1.7%
Hawaii Arpt. Sys. Rev. Participating VRDN:
Series PA 1238, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	1,690,000	1,690,000
Series PT 2310, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	1,305,000	1,305,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - continued
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series PA 1244, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	$ 2,500,000	$ 2,500,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	7,350,000	7,350,000
		12,845,000
Illinois - 7.2%
Aurora Single Family Mtg. Rev. Participating VRDN:
Series MS 06 1543, 0% (Liquidity Facility Morgan Stanley) (c)(d)(e)	1,440,000	1,440,000
Series MS 1152, 3.55% (Liquidity Facility Morgan Stanley) (c)(d)(e)	600,000	600,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.61%, LOC Fannie Mae, VRDN (c)(d)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 3.55% (Liquidity Facility Citibank NA) (c)(e)	2,450,000	2,450,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	2,000,000	2,000,000
Series MT 53, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(e)	2,300,000	2,300,000
Series MT 59, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	6,150,000	6,150,000
Series PT 1993, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	1,060,000	1,060,000
Series Putters 653Z, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(e)	4,195,000	4,195,000
Series ROC II R239, 3.55% (Liquidity Facility Citibank NA) (c)(d)(e)	15,620,000	15,620,000
Illinois Fin. Auth. Rev. (Chicago Historical Society Proj.) 3.5%, LOC JPMorgan Chase Bank, VRDN (c)	1,000,000	1,000,000
Illinois Health Facilities Auth. Rev. (Univ. of Chicago Hosps. Proj.) Series 1998, 3.65% (MBIA Insured), VRDN (c)	2,400,000	2,400,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 3.71%, LOC Bank of New York, New York, VRDN (c)(d)	7,650,000	7,650,000
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.):
Series 2000, 3.7% (BP PLC Guaranteed), VRDN (c)(d)	1,800,000	1,800,000
Series 2001, 3.7% (BP PLC Guaranteed), VRDN (c)(d)	3,325,000	3,325,000
		53,405,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Indiana - 2.7%
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	$ 6,210,000	$ 6,210,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 3.55% (Liquidity Facility Svenska Handelsbanken AB) (c)(d)(e)	4,415,000	4,415,000
Series PT 731, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.78%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(d)	160,000	160,000
Whiting Indl. Swr. & Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) 3.7% (BP PLC Guaranteed), VRDN (c)(d)	6,325,000	6,325,000
		19,710,000
Kansas - 0.9%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.57%, LOC Bank of America NA, VRDN (c)(d)	6,700,000	6,700,000
Kentucky - 3.1%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.58%, LOC JPMorgan Chase Bank, VRDN (c)(d)	9,570,000	9,570,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 B, 3.55% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(d)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.58%, LOC Bank of America NA, VRDN (c)(d)	2,920,000	2,920,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series 1999 A, 3.69% (United Parcel Svc. of America Guaranteed), VRDN (c)(d)	2,000,000	2,000,000
Louisville Regulated Apt. Auth. Participating VRDN Series LB 06 K45, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	4,600,000	4,600,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	1,445,000	1,445,000
		22,835,000
Louisiana - 7.9%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 3.71%, LOC BNP Paribas SA, VRDN (c)(d)	8,750,000	8,750,000
3.71%, LOC BNP Paribas SA, VRDN (c)(d)	4,475,000	4,475,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - continued
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 3.58% (Liquidity Facility Morgan Stanley) (c)(d)(e)	$ 8,800,000	$ 8,800,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	5,895,000	5,895,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1224, 3.56% (Liquidity Facility Morgan Stanley) (c)(d)(e)	7,834,484	7,834,484
Participating VRDN Series Clipper 05 11, 3.63% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(e)	2,406,000	2,406,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 3.6%, VRDN (c)(d)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 3.7%, VRDN (c)(d)	2,500,000	2,500,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1993, 3.7%, VRDN (c)(d)	1,300,000	1,300,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.82%, VRDN (c)(d)	1,000,000	1,000,000
Series 1994 A, 3.82%, VRDN (c)(d)	3,700,000	3,700,000
Series 1994 B, 3.75%, VRDN (c)	2,600,000	2,600,000
Series 1995, 3.82%, VRDN (c)(d)	3,050,000	3,050,000
		58,560,484
Maine - 0.1%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 185, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(e)	600,000	600,000
Maryland - 0.0%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(e)	305,000	305,000
Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series 1998, 3.65%, LOC Comerica Bank, Detroit, VRDN (c)(d)	400,000	400,000
Minnesota - 1.6%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 118, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(e)	1,460,000	1,460,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 3.55% (Liquidity Facility BNP Paribas SA) (c)(d)(e)	$ 1,700,000	$ 1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN:
Series Clipper 2006 1, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	4,940,000	4,940,000
Series LB 03 L28J, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	3,750,000	3,750,000
		11,850,000
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(d)	4,700,000	4,700,000
Missouri - 0.2%
St Louis Indl. Dev. Auth. Series 1994, 3.55%, LOC Bank of America NA, VRDN (c)(d)	1,600,000	1,600,000
Nebraska - 1.4%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.55%, LOC Bank of America NA, VRDN (c)(d)	1,500,000	1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(d)(e)	1,390,000	1,390,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 3.76%, LOC Wachovia Bank NA, VRDN (c)(d)	7,300,000	7,300,000
		10,190,000
Nevada - 2.9%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	3,420,000	3,420,000
Series Putters 498, 3.55% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(d)(e)	5,255,000	5,255,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	6,190,000	6,190,000
(Southwest Gas Corp. Proj.) Series A, 3.55%, LOC Bank of America NA, VRDN (c)(d)	3,750,000	3,750,000
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 3.87%, VRDN (c)(d)	2,500,000	2,500,000
		21,115,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Hampshire - 1.2%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.57% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(e)	$ 8,000,000	$ 8,000,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(d)(e)	765,000	765,000
		8,765,000
New Mexico - 0.5%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 3.68% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(e)	3,400,000	3,400,000
New York & New Jersey - 1.2%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(e)	8,700,000	8,700,000
Non State Specific - 0.2%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 11, 3.61% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(e)	1,823,000	1,823,000
North Carolina - 2.9%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.6%, LOC Nat'l. City Bank, VRDN (c)(d)	645,000	645,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(d)	6,665,000	6,665,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	3,590,000	3,590,000
Series Merlots 00 A37, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(d)(e)	1,030,000	1,030,000
Series Merlots A70, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(d)(e)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN: - continued
Series Putters 1212, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(e)	$ 3,835,000	$ 3,835,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series MT 100, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(d)(e)	3,430,000	3,430,000
		21,295,000
Ohio - 1.8%
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 3.61%, LOC ABN-AMRO Bank NV, VRDN (c)(d)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.72%, VRDN (c)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BA 01 I, 3.6% (Liquidity Facility Bank of America NA) (c)(d)(e)	1,225,000	1,225,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 3.71%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	6,800,000	6,800,000
		13,525,000
Oklahoma - 0.5%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 3, 3.6% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(d)(e)	3,840,581	3,840,581
Oregon - 1.1%
Oregon Homeowner Rev. Participating VRDN Series MT 228, 3.55% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(d)(e)	2,400,000	2,400,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(d)	5,750,000	5,750,000
		8,150,000
Pennsylvania - 3.2%
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.48%, VRDN (c)	5,600,000	5,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.58%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(d)	9,100,000	9,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 3.69%, LOC BNP Paribas SA, VRDN (c)(d)	$ 2,300,000	$ 2,300,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 3.55%, VRDN (c)(d)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	800,000	800,000
Series 2004 D3, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(d)	1,200,000	1,200,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.87%, VRDN (c)(d)	800,000	800,000
		23,700,000
South Carolina - 3.5%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.6%, VRDN (c)(d)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 3.82%, VRDN (c)(d)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,415,000	5,415,000
(Cedarwoods Apts. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,580,000	5,580,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 3.58%, LOC Wachovia Bank NA, VRDN (c)(d)	1,000,000	1,000,000
		25,995,000
South Dakota - 0.7%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 3.63% (Liquidity Facility Bank of America NA) (c)(d)(e)	2,100,000	2,100,000
Series LB 06 P41, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	3,250,000	3,250,000
		5,350,000
Tennessee - 1.5%
Knoxville Tennis Health & Edl. Facilities Board (Johnson Bible College Proj.) 3.6%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	3,750,000	3,750,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(d)(e)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Sevier County Pub. Bldg. Auth. Rev. Series 2000 IV E1, 3.65% (AMBAC Insured), VRDN (c)	$ 3,580,000	$ 3,580,000
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	900,000	900,000
		11,230,000
Texas - 17.2%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN Series PA 1429, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	2,220,000	2,220,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series B1, 3.65% (MBIA Insured), VRDN (c)	2,015,000	2,015,000
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev. Participating VRDN Series MT 76, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	5,400,000	5,400,000
Brazos River Auth. Poll. Cont. Rev. Participating VRDN Series PA 1354, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	3,520,000	3,520,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A, 3.71%, LOC Bank of America NA, VRDN (c)(d)	8,000,000	8,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(d)(e)	1,600,000	1,600,000
Series PT 2830, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	1,755,000	1,755,000
Series PT 738, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	3,910,000	3,910,000
Series Putters 351, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(e)	2,500,000	2,500,000
Series Putters 353, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(d)(e)	1,650,000	1,650,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 A, 3.53%, LOC Sallie Mae, VRDN (a)(c)(d)	35,700,000	35,700,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 3.71%, LOC BNP Paribas SA, VRDN (c)(d)	7,300,000	7,300,000
3.7%, LOC Calyon, VRDN (c)(d)	4,200,000	4,200,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 3.71%, LOC Royal Bank of Scotland Plc, VRDN (c)(d)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 3.6% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(d)	$ 5,000,000	$ 5,000,000
(BP Amoco Chemical Co. Proj.) 3.7%, VRDN (c)(d)	5,400,000	5,400,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 3.7%, VRDN (c)(d)	600,000	600,000
Houston Arpt. Sys. Rev. Series A, 3.53% (FSA Insured), VRDN (c)(d)	1,500,000	1,500,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	500,000	500,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 2006 A, 3.5% (AMBAC Insured), VRDN (c)(d)	2,100,000	2,100,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.):
3.72% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(d)	8,300,000	8,300,000
3.72%, VRDN (c)	5,000,000	5,000,000
Port of Houston MBIA Participating VRDN 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	2,700,000	2,700,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.65%, VRDN (c)(d)	2,895,000	2,895,000
Sabine River Auth. Poll. Cont. Rev. Bonds (TXU Energy Co. LLC Proj.):
Series A, 3.68%, tender 5/7/07, LOC Norddeutsche Landesbank (b)(c)(d)	600,000	600,000
Series B, 3.83%, tender 5/7/07, LOC Norddeutsche Landesbank (c)(d)	1,400,000	1,400,000
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 06 69 3.57% (Liquidity Facility ABN-AMRO Bank NV) (c)(d)(e)	2,320,000	2,320,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(d)(e)	4,225,000	4,225,000
Texas Gen. Oblig. (Veterans Hsg. Assistance Prog.) Series A, 3.61% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(d)	3,465,000	3,465,000
		127,375,000
Virginia - 1.3%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.56%, LOC Fannie Mae, VRDN (c)(d)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - continued
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.56% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	$ 1,700,000	$ 1,700,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1994 B, 3.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)(d)	4,740,000	4,740,000
		9,440,000
Washington - 10.6%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(d)(e)	2,400,000	2,400,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (Atlantic Richfield Proj.) 3.7%, VRDN (c)(d)	1,200,000	1,200,000
Port of Seattle Rev. Participating VRDN:
Series MT 139, 3.55% (Liquidity Facility BNP Paribas SA) (c)(d)(e)	2,875,000	2,875,000
Series PT 2171, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	3,095,000	3,095,000
Port of Tacoma Rev.:
Participating VRDN:
Series Putters 1043, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(e)	3,060,000	3,060,000
Series Putters 1053, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(d)(e)	3,070,000	3,070,000
3.8% (XL Cap. Assurance, Inc. Insured), VRDN (c)(d)	4,400,000	4,400,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 3.75%, LOC U.S. Bank NA, Minnesota, VRDN (c)(d)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(d)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 3.74%, LOC Bank of America NA, VRDN (c)(d)	14,000,000	14,000,000
(Highland Park Apts. Proj.) Series A, 3.74%, LOC Bank of America NA, VRDN (c)(d)	6,040,000	6,040,000
(Seaport Landing Retirement Proj.) Series A, 3.78%, LOC Bank of America NA, VRDN (c)(d)	11,880,000	11,880,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Silver Creek Retirement Proj.) Series A, 3.78%, LOC Wells Fargo Bank NA, VRDN (c)(d)	$ 5,100,000	$ 5,100,000
(Woodland Retirement Proj.) Series A, 3.78%, LOC Wells Fargo Bank NA, VRDN (c)(d)	6,875,000	6,875,000
		78,140,000
West Virginia - 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 B, 3.52%, LOC Deutsche Bank AG, VRDN (c)(d)	815,000	815,000
Wisconsin - 0.3%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.8%, LOC JPMorgan Chase Bank, VRDN (c)(d)	1,100,000	1,100,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series PA 1331, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(d)(e)	1,445,000	1,445,000
		2,545,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $744,497,890)		744,497,890
NET OTHER ASSETS - (0.7)%		(5,389,656)
NET ASSETS - 100%		$ 739,108,234
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,700,000 or 4.8% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $744,497,890)		$ 744,497,890
Cash		30,303
Interest receivable		3,973,987
Other receivables		265
Total assets		748,502,445

Liabilities
Payable for investments purchased Regular delivery	$ 6,585,227
Delayed delivery	600,675
Distributions payable	2,188,383
Other payables and accrued expenses	19,926
Total liabilities		9,394,211

Net Assets		$ 739,108,234
Net Assets consist of:
Paid in capital		$ 739,091,359
Undistributed net investment income		6,042
Accumulated undistributed net realized gain (loss) on investments		10,833
Net Assets, for 738,726,139 shares outstanding		$ 739,108,234
Net Asset Value, offering price and redemption price per share ($739,108,234 ÷ 738,726,139 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2006 (Unaudited)

Investment Income
Interest		$ 15,891,825

Expenses
Custodian fees and expenses	$ 8,216
Independent trustees' compensation	1,623
Audit	18,225
Legal	259
Insurance	3,339
Miscellaneous	94
Total expenses before reductions	31,756
Expense reductions	(8,959)	22,797
Net investment income		15,869,028
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,942
Net increase in net assets resulting from operations		$ 15,875,970

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2006 (Unaudited)	Year ended May 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 15,869,028	$ 38,654,867
Net realized gain (loss)	6,942	23,137
Net increase in net assets resulting from operations	15,875,970	38,678,004
Distributions to shareholders from net investment income	(15,868,916)	(38,663,852)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	451,689,500	3,065,117,700
Cost of shares redeemed	(612,037,533)	(3,802,501,800)
Net increase (decrease) in net assets and shares resulting from share transactions	(160,348,033)	(737,384,100)
Total increase (decrease) in net assets	(160,340,979)	(737,369,948)

Net Assets
Beginning of period	899,449,213	1,636,819,161
End of period (including undistributed net investment income of $6,042 and undistributed net investment income of $5,930, respectively)	$ 739,108,234	$ 899,449,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2006	Years ended May 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.018	.029	.017	.010	.014	.019
Distributions from net investment income	(.018)	(.029)	(.017)	(.010)	(.014)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	1.84%	2.94%	1.76%	1.02%	1.38%	1.93%
Ratios to Average Net Assets E
Expenses before reductions	.01% A	.01%	.00% D	.00% D	.00% D	.01%
Expenses net of fee waivers, if any	.01% A	.01%	.00% D	.00% D	.00% D	.01%
Expenses net of all reductions	.01% A	.01%	.00% D	.00% D	.00% D	.01%
Net investment income	3.64% A	2.84%	1.69%	1.01%	1.36%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 739,108	$ 899,449	$ 1,636,819	$ 2,541,929	$ 1,875,463	$ 1,442,613

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 744,497,890

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8,959.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Municipal Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Tax-Free
Cash Central Fund

Semiannual Report

November 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.810806.102 451781.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to November 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period* June 1, 2006 to November 30, 2006
Actual	$ 1,000.00	$ 1,018.10	$ .05
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.02	$ .05

* Expenses are equal to the Fund's annualized expense ratio of .0093%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/06	% of fund's investments 5/31/06	% of fund's investments 11/30/05
0 - 30	100.0	99.5	100.0
31 - 90	0.0	0.5	0.0
Weighted Average Maturity
	11/30/06	5/31/06	11/30/05
Fidelity Tax-Free Cash Central Fund	5 Days	6 Days	4 Days
All Tax-Free Money Market Funds Average*	25 Days	20 Days	29 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2006	As of May 31, 2006
Variable Rate Demand Notes (VRDNs) 100.1%	Variable Rate Demand Notes (VRDNs) 99.1%
Tender Bonds 0.0%	Tender Bonds 0.5%
Net Other Assets** (0.1)%	Net Other Assets 0.4%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.1%
	Principal Amount	Value (Note 1)
Alabama - 1.0%
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.52% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	$ 1,000,000	$ 1,000,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 3.65%, VRDN (a)	3,140,000	3,140,000
		4,140,000
Arizona - 4.6%
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.54% (Liquidity Facility BNP Paribas SA) (a)(b)	300,000	300,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series ROC II R 9019, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(b)	6,110,000	6,110,000
Series ROC RR 9025, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(b)	12,965,000	12,965,000
		19,375,000
Colorado - 2.7%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,700,000	2,700,000
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series B2, 3.5% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,255,000	4,255,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)	4,205,000	4,205,000
Series PZ 112, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	225,000	225,000
Series PZ 46, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	200,000	200,000
		11,585,000
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,095,000	3,095,000
Florida - 7.1%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.74%, VRDN (a)	7,635,000	7,635,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 3.67%, VRDN (a)	1,540,000	1,540,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN Series PA 969, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 3,095,000	$ 3,095,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.54% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PT 1981, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 3.54%, VRDN (a)	3,500,000	3,500,000
Series 1985 D, 3.54%, VRDN (a)	4,500,000	4,500,000
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 738, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,545,000	1,545,000
		30,410,000
Georgia - 1.2%
Georgia Gen. Oblig. Participating VRDN:
Series 85TP, 3.54% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,695,000	2,695,000
Series MS 1034, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	2,357,500	2,357,500
		5,052,500
Hawaii - 2.1%
Hawaii Gen. Oblig. Participating VRDN Series PT 3196, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,135,000	9,135,000
Illinois - 8.6%
Chicago Gen. Oblig. Participating VRDN Series PT 2359, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,710,000	1,710,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R1075, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,085,000	2,085,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 3.54% (Liquidity Facility BNP Paribas SA) (a)(b)	2,310,000	2,310,000
Illinois Dev. Fin. Auth. Rev.:
(Evanston Northwestern Health Care Corp. Proj.):
Series 2001 A, 3.48%, VRDN (a)	1,500,000	1,500,000
3.48%, VRDN (a)	1,350,000	1,350,000
(Glenwood School for Boys Proj.) Series 1998, 3.55%, LOC Harris NA, VRDN (a)	700,000	700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
(Chicago Children's Museum Proj.) Series 1994, 3.55%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,170,000	$ 1,170,000
(Field Museum of Natural History Proj.) Series 2000, 3.5%, LOC JPMorgan Chase Bank, VRDN (a)	2,250,000	2,250,000
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3252, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,500,000	1,500,000
Illinois Gen. Oblig. Participating VRDN:
Series PT 2010, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,805,000	2,805,000
Series PT 871, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Series Putters 605, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895,000	1,895,000
Series Putters 687, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895,000	1,895,000
Illinois Health Facilities Auth. Rev. (OSF Health Care Sys. Proj.) 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,400,000	9,400,000
Illinois Sales Tax Rev. Participating VRDN Series MACN 06 C, 3.52% (Liquidity Facility Bank of America NA) (a)(b)	1,750,000	1,750,000
Will County Cmnty. Hsd # 210 Participating VRDN Series PZ 104, 3.54% (Liquidity Facility BNP Paribas SA) (a)(b)	160,000	160,000
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 06 Z10, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,125,000	2,125,000
		36,605,000
Indiana - 2.1%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,100,000	2,100,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 3.7%, LOC Nat'l. City Bank, Indiana, VRDN (a)	1,000,000	1,000,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Piper 04 E, 3.53% (Liquidity Facility Bank of New York, New York) (a)(b)	6,000,000	6,000,000
		9,100,000
Iowa - 0.9%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.7%, LOC KBC Bank NV, VRDN (a)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - 0.3%
New Orleans Aviation Board Rev. Series 1993 B, 3.5% (MBIA Insured), VRDN (a)	$ 1,225,000	$ 1,225,000
Maryland - 1.1%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	40,000	40,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Edenwald Proj.) Series B, 3.51%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,750,000	4,750,000
		4,790,000
Michigan - 9.3%
Detroit City School District Participating VRDN:
Series AAB 04 39, 3.52% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Series DB 182, 3.51% (Liquidity Facility Deutsche Bank AG) (a)(b)	5,200,000	5,200,000
Series PT 3364, 3.51% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	5,185,000	5,185,000
Detroit Swr. Disp. Rev. Participating VRDN Series PA 1183, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.52% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,515,000	1,515,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.53% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 3.52% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Series ROC II R4551, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,195,000	2,195,000
Series ROC II R550, 3.52% (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
Series Stars 101, 3.51% (Liquidity Facility BNP Paribas SA) (a)(b)	5,840,000	5,840,000
Michigan Hosp. Fin. Auth. Hosp. Rev. (Trinity Health Sys. Proj.) Series H, 3.66% (CIFG North America Insured), VRDN (a)	9,770,000	9,770,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 3.65%, LOC LaSalle Bank Midwest NA, VRDN (a)	1,000,000	1,000,000
Wayne State Univ. Revs Participating VRDN Series MS 06 1488, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	2,760,000	2,760,000
		39,465,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Minnesota - 1.7%
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 1,320,000	$ 1,320,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PZ 77, 3.54% (Liquidity Facility BNP Paribas SA) (a)(b)	3,385,000	3,385,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		7,105,000
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 3.65% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,800,000	3,800,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series A, 3.65% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,500,000	1,500,000
		5,300,000
Nebraska - 0.2%
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 3.52% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	1,000,000	1,000,000
Nevada - 0.8%
Clark County Arpt. Rev. Participating VRDN Series DB 180, 3.52% (Liquidity Facility Deutsche Bank AG) (a)(b)	3,430,000	3,430,000
New Jersey - 1.0%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PZ 116, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,110,000	4,110,000
New Mexico - 1.3%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series Putters 1118, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,395,000	3,395,000
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 3.65%, VRDN (a)	2,115,000	2,115,000
		5,510,000
New York - 4.5%
New York State Dorm. Auth. Revs. Participating VRDN:
Series Merlots 03 B9, 3.51% (Liquidity Facility Wachovia Bank NA) (a)(b)	7,415,000	7,415,000
Series Putters 1187, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,990,000	2,990,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York - continued
New York State Urban Dev. Corp. Rev. Participating VRDN Series PT 2460, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 3,000,000	$ 3,000,000
Tobacco Settlement Asset Securitization Corp. Participating VRDN Series ROC II R519CE, 3.52% (Liquidity Facility Citibank NA) (a)(b)	5,600,000	5,600,000
		19,005,000
North Carolina - 1.1%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Eagle 06 0139, 3.53% (Liquidity Facility Citibank NA) (a)(b)	2,900,000	2,900,000
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 918, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,790,000	1,790,000
		4,690,000
North Dakota - 1.0%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 3.69%, LOC LaSalle Bank NA, VRDN (a)	4,285,000	4,285,000
Ohio - 2.1%
Cincinnati City School District Participating VRDN Series 1511, 3.52% (Liquidity Facility Rabobank Nederland Coop. Central) (a)(b)	1,885,000	1,885,000
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.5%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.7%, VRDN (a)	2,000,000	2,000,000
Subseries B3, 3.7%, VRDN (a)	3,000,000	3,000,000
		8,885,000
Oklahoma - 0.4%
Tulsa County Indl. Auth. Rev. (Montereau Warren Woods Proj.) 3.65%, LOC BNP Paribas SA, VRDN (a)	1,700,000	1,700,000
Pennsylvania - 4.0%
Allegheny County Indl. Dev. Auth. Rev.:
(Sacred Heart High School Proj.) 3.53%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.48%, VRDN (a)	600,000	600,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,890,000	1,890,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 3.52% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	$ 1,000,000	$ 1,000,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 1167, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,350,000	2,350,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2002 A1, 3.5% (Liquidity Facility WestLB AG), VRDN (a)	2,000,000	2,000,000
Philadelphia Hosp. & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Proj.) Series A, 3.53%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series MS 773, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	3,495,000	3,495,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 01 752, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	3,715,000	3,715,000
		17,050,000
South Carolina - 1.7%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,640,000	3,640,000
York County School District #4 Participating VRDN Series TOC 04 F, 3.52% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	3,600,000	3,600,000
		7,240,000
Tennessee - 1.4%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
3.65%, LOC Bank of America NA, VRDN (a)	3,440,000	3,440,000
3.65%, LOC Bank of America NA, VRDN (a)	950,000	950,000
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN Series LB 06 P10, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	1,185,000	1,185,000
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	400,000	400,000
		5,975,000
Texas - 21.9%
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 3.59% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,000,000	3,000,000
Series B, 3.5% (MBIA Insured), VRDN (a)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.):
Series 2001 1, 3.65% (MBIA Insured), VRDN (a)	$ 1,105,000	$ 1,105,000
Series 2001 2, 3.65% (MBIA Insured), VRDN (a)	7,860,000	7,860,000
Series B2, 3.65% (MBIA Insured), VRDN (a)	1,250,000	1,250,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.53%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
Copperas Cove Independent School District Participating VRDN Series PT 3046, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,600,000	5,600,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 3.54% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,775,000	2,775,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3.68% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
El Paso Independent School District Participating VRDN Series Putters 1035, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,275,000	4,275,000
Frisco Independent School District Participating VRDN Series Putters 476, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,390,000	1,390,000
Harris County Ind. Dev. Corp. 3.5%, LOC Royal Bank of Canada, VRDN (a)	9,100,000	9,100,000
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Luke's Episcopal Hosp. Proj.) Series B, 3.65% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	3,000,000	3,000,000
(Texas Med. Ctr. Proj.) Series 2001, 3.65% (MBIA Insured), VRDN (a)	9,700,000	9,700,000
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,450,000	1,450,000
Houston Gen. Oblig. Participating VRDN Series Putters 489, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,275,000	2,275,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	600,000	600,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070 B, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,295,000	3,295,000
Leander Independent School District Participating VRDN Series Piper 2005 C, 3.56% (Liquidity Facility Bank of New York, New York) (a)(b)	460,000	460,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Mesquite Independent School District Participating VRDN Series Putters 1032, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 2,990,000	$ 2,990,000
Northside Independent School District Participating VRDN Series LB 05 K17, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,585,000	5,585,000
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Merlots 01 A10, 3.52% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,765,000	5,765,000
3.56% (Liquidity Facility Bank of America NA), VRDN (a)	2,000,000	2,000,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,990,000	1,990,000
Texas Gen. Oblig. Participating VRDN Series ROC II R4020, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,335,000	2,335,000
Waste Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 3.65% (BP PLC Guaranteed), VRDN (a)	12,000,000	12,000,000
		93,400,000
Utah - 9.5%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 3.5%, LOC BNP Paribas SA, VRDN (a)	7,800,000	7,800,000
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series B, 3.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,700,000	3,700,000
Utah Higher Ed. Assistance Auth. Participating VRDN Series LB 06 P64, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	2,120,000	2,120,000
Utah Trans. Auth. Sales Tax Rev. Participating VRDN Series MS 1197, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	14,020,000	14,020,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,580,000	12,580,000
		40,220,000
Washington - 3.0%
Energy Northwest Elec. Rev. (#3 Proj.) Series 2003 D32, 3.5% (MBIA Insured), VRDN (a)	1,000,000	1,000,000
Port of Seattle Rev. Participating VRDN Series MS 1028, 3.52% (Liquidity Facility Morgan Stanley) (a)(b)	2,895,000	2,895,000
Washington Gen. Oblig. Participating VRDN:
Series LB 06 P23U, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,335,000	3,335,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 1073, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 2,500,000	$ 2,500,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Mirabella Proj.) Series A, 3.68%, LOC HSH Nordbank, VRDN (a)	3,200,000	3,200,000
		12,930,000
West Virginia - 0.5%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,995,000	1,995,000
Wisconsin - 1.1%
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series B, 3.51%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	3,500,000	3,500,000
3.51%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,000,000	1,000,000
		4,500,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $426,107,500)		426,107,500
NET OTHER ASSETS - (0.1)%		(521,230)
NET ASSETS - 100%		$ 425,586,270
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $426,107,500)		$ 426,107,500
Cash		2,929
Receivable for investments sold		1,482,880
Interest receivable		3,141,855
Total assets		430,735,164

Liabilities
Payable for investments purchased	$ 3,854,203
Distributions payable	1,277,503
Other payables and accrued expenses	17,188
Total liabilities		5,148,894

Net Assets		$ 425,586,270
Net Assets consist of:
Paid in capital		$ 425,498,385
Undistributed net investment income		1,377
Accumulated undistributed net realized gain (loss) on investments		86,508
Net Assets, for 425,485,901 shares outstanding		$ 425,586,270
Net Asset Value, offering price and redemption price per share ($425,586,270 ÷ 425,485,901 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2006 (Unaudited)

Investment Income
Interest		$ 8,695,842

Expenses
Custodian fees and expenses	$ 5,269
Independent trustees' compensation	872
Audit	16,273
Legal	68
Miscellaneous	168
Total expenses before reductions	22,650
Expense reductions	(2,422)	20,228
Net investment income		8,675,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		65,107
Net increase in net assets resulting from operations		$ 8,740,721

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2006 (Unaudited)	Year ended May 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,675,614	$ 7,797,177
Net realized gain (loss)	65,107	33,514
Net increase in net assets resulting from operations	8,740,721	7,830,691
Distributions to shareholders from net investment income	(8,674,237)	(7,796,715)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	224,483,500	709,425,000
Cost of shares redeemed	(230,471,100)	(342,155,800)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,987,600)	367,269,200
Total increase (decrease) in net assets	(5,921,116)	367,303,176

Net Assets
Beginning of period	431,507,386	64,204,210
End of period (including undistributed net investment income of $1,377 and undistributed net investment income of $0, respectively)	$ 425,586,270	$ 431,507,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2006	Years ended May 31,
	(Unaudited)	2006	2005	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.018	.028	.017	.003
Distributions from net investment income	(.018)	(.028)	(.017)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.81%	2.87%	1.69%	.32%
Ratios to Average Net Assets E
Expenses before reductions	.01% A	.02%	.02%	.03%A
Expenses net of fee waivers, if any	.01%A	.02%	.02%	.01%A
Expenses net of all reductions	.01%A	.01%	.02%	.01%A
Net investment income	3.58%A	3.05%	1.51%	.99%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 425,586	$ 431,507	$ 64,204	$ 244,839

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period February 3, 2004 (commencement of operations) to May 31, 2004.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 426,107,500

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR), provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Semiannual Report

3. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,422.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Tax-Free Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

1.734014.106 451475.1.0

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2006 to November 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2006	Ending Account Value November 30, 2006	Expenses Paid During Period * June 1, 2006 to November 30, 2006
Actual	$ 1,000.00	$ 1,026.70	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.05	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0029%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/06	% of fund's investments 5/31/06	% of fund's investments 11/30/05
0 - 30	95.5	96.2	96.4
31 - 90	3.8	0.8	2.1
91 - 180	0.0	1.2	0.0
181 - 397	0.7	1.8	1.5
Weighted Average Maturity
	11/30/06	5/31/06	11/30/05
Fidelity Cash Central Fund	5 Days	7 Days	8 Days
All Taxable Money Market Funds Average*	41 Days	36 Days	37 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2006	As of May 31, 2006
Commercial Paper 0.8%	Commercial Paper 7.8%
Bank CDs, BAs, TDs, and Notes 0.0%	Bank CDs, BAs, TDs, and Notes 3.9%
Government Securities 6.0%	Government Securities 7.0%
Repurchase Agreements 93.6%	Repurchase Agreements 81.6%
Net Other Assets** (0.4)%	Net Other Assets** (0.3)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 0.8%
Due Date	Yield (a)	Principal Amount	Value (Note 1)
Paradigm Funding LLC
12/1/06	5.34%	$ 234,000,000	$ 234,000,000
Federal Agencies - 6.0%

Fannie Mae - 1.9%
12/22/06	5.26 (c)	589,000,000	588,979,576
Federal Home Loan Bank - 2.0%
12/6/06 to 9/14/07	5.21 to 5.56 (c)	626,000,000	625,765,821
Freddie Mac - 2.1%
12/1/06 to 1/19/07	4.71 to 5.11	630,053,000	628,150,772
TOTAL FEDERAL AGENCIES			1,842,896,169
Interfund Loans - 0.0%

With Fidelity Fund, at 5.44% due 12/1/06 (b)	16,425,000	16,425,000
Repurchase Agreements - 93.6%
	Maturity Amount
In a joint trading account at:
5.3% dated 11/30/06 due 12/1/06:
(Collateralized by U.S. Government Obligations) #	$ 800,268,846	800,151,000
(Collateralized by U.S. Treasury Obligations) #	511,653,367	511,578,000
In a joint trading account at:
5.32% dated 11/30/06 due 12/1/06:
(Collateralized by U.S. Government Obligations) #	25,159,898,021	25,156,179,000
(Collateralized by U.S. Government Obligations) #	418,229,822	418,168,000
With:
Banc of America Securities LLC at 5.35%, dated 11/30/06 due 12/1/06 (Collateralized by Corporate Obligations valued at $71,400,001, 5.25% - 8%, 7/15/09 - 5/17/32)	70,010,403	70,000,000
Barclays Capital, Inc. at 5.35%, dated 11/30/06 due 12/1/06 (Collateralized by Corporate Obligations valued at $42,840,001, 5.57% - 5.67%, 3/25/36 - 10/1/50)	42,006,242	42,000,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 5.35%, dated 11/30/06 due 12/1/06 (Collateralized by Mortgage Loan Obligations valued at $1,460,550,339, 2.80% - 7.64%, 8/15/07 - 9/20/51)	$ 1,391,206,815	$ 1,391,000,000
UBS Warburg LLC at 5.29%, dated 10/5/06 due 10/3/07 (Collateralized by Corporate Obligations valued at $509,852,833, 4.5% - 5.5%, 5/15/22 - 4/15/33) (c)(d)	521,403,713	495,000,000
TOTAL REPURCHASE AGREEMENTS		28,884,076,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $30,977,397,169)		30,977,397,169
NET OTHER ASSETS - (0.4)%		(113,374,339)
NET ASSETS - 100%		$ 30,864,022,830
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Loan is with an affiliated fund.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$800,151,000 due 12/01/06 at 5.30%
Credit Suisse Securities (USA) LLC	$ 31,205,215
Merrill Lynch Government Securities, Inc.	538,666,426
Merrill Lynch, Pierce, Fenner & Smith, Inc.	95,612,752
Mizuho Securities USA, Inc.	134,666,607
$ 800,151,000
$511,578,000 due 12/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 30,129,049
Banc of America Securities LLC	53,616,451
Deutsche Bank Securities, Inc.	310,329,208
Merrill Lynch, Pierce, Fenner & Smith, Inc.	117,503,292
$ 511,578,000
Repurchase Agreement / Counterparty	Value
$25,156,179,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 913,238,782
BNP Paribas Securities Corp.	258,750,988
Banc of America Securities LLC	7,950,705,546
Bank of America, NA	1,522,064,637
Barclays Capital, Inc.	7,088,717,724
Citigroup Global Markets, Inc.	1,826,477,565
Countrywide Securities Corp.	2,095,475,092
Societe Generale, New York Branch	608,825,855
UBS Securities LLC	2,435,303,420
WestLB AG	456,619,391
$ 25,156,179,000
$418,168,000 due 12/01/06 at 5.32%
BNP Paribas Securities Corp.	$ 93,727,310
Banc of America Securities LLC	79,307,724
Credit Suisse Securities (USA) LLC	129,776,276
UBS Securities LLC	115,356,690
$ 418,168,000
Income Tax Information
At May 31, 2006, the fund had a capital loss carryforward of approximately $2,296,448 of which $208,156, $2,075,413 and $12,879 will expire on May 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	November 30, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $28,884,076,000) - See accompanying schedule: Unaffiliated issuers (cost $30,960,972,169)	$ 30,960,972,169
Other affiliated issuers (cost $16,425,000)	16,425,000
Total Investments (cost $30,977,397,169)		$ 30,977,397,169
Cash		320
Interest receivable		21,152,271
Other affiliated receivables		2,482
Total assets		30,998,552,242

Liabilities
Distributions payable	134,506,370
Other payables and accrued expenses	23,042
Total liabilities		134,529,412

Net Assets		$ 30,864,022,830
Net Assets consist of:
Paid in capital		$ 30,865,597,213
Undistributed net investment income		160,023
Accumulated undistributed net realized gain (loss) on investments		(1,734,406)
Net Assets, for 30,860,346,628 shares outstanding		$ 30,864,022,830
Net Asset Value, offering price and redemption price per share ($30,864,022,830 ÷ 30,860,346,628 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended November 30, 2006 (Unaudited)

Investment Income
Interest (including $220,132 from affiliated interfund lending)		$ 829,305,751

Expenses
Custodian fees and expenses	$ 22,934
Independent trustees' compensation	56,871
Audit	18,979
Legal	5,716
Interest	297,198
Insurance	59,617
Miscellaneous	54
Total expenses before reductions	461,369
Expense reductions	(16,605)	444,764
Net investment income		828,860,987
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		65
Net increase in net assets resulting from operations		$ 828,861,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2006 (Unaudited)	Year ended May 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 828,860,987	$ 1,095,827,572
Net realized gain (loss)	65	76
Net increase in net assets resulting from operations	828,861,052	1,095,827,648
Distributions to shareholders from net investment income	(828,860,986)	(1,095,738,440)
Affiliated share transactions at net asset value of $1.00 per share Proceeds from sales of shares	104,510,365,597	188,272,656,921
Cost of shares redeemed	(107,786,776,582)	(180,238,479,948)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,276,410,985)	8,034,176,973
Total increase (decrease) in net assets	(3,276,410,919)	8,034,266,181

Net Assets
Beginning of period	34,140,433,749	26,106,167,568
End of period (including undistributed net investment income of $160,023 and undistributed net investment income of $160,022, respectively)	$ 30,864,022,830	$ 34,140,433,749

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2006	Years ended May 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.026	.041	.020	.011	.016	.026
Distributions from net investment income	(.026)	(.041)	(.020)	(.011)	(.016)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.67%	4.15%	2.05%	1.11%	1.58%	2.68%
Ratios to Average Net Assets D
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00%
Net investment income	5.27% A	4.11%	2.05%	1.10%	1.58%	2.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,864,023	$ 34,140,434	$ 26,106,168	$ 23,377,598	$ 25,174,899	$ 27,692,376

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2006 (Unaudited)

1. Significant Accounting Policies.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 30,977,397,169

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

2. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $191,022,000. The weighted average interest rate was 4.31%. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. FIMM and FMR have entered into a service agreement under which FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays Fidelity Service Company, Inc. (FSC), an affiliate of FMR, the fees for maintaining the accounting records of the Fund.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 10,662,579	5.31%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16,605.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except operating expenses for services provided by entities not affiliated with FMR, such as fees for custodial, auditing, legal and insurance services. Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except certain operating expenses for services provided by entities not affiliated with FMR.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007